Financial instruments (Schedule of net position consisted of contracts awaiting final pricing) (Details) - Embedded Derivatives [Member]	Dec. 31, 2019 T oz $ / Tonne $ / OZ	Dec. 31, 2018 T oz $ / Tonne $ / OZ
Copper [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sales awaiting final pricing | T	33,102	30,519
Average YTD price ($/unit) | $ / Tonne	2.80	2.69
Zinc [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sales awaiting final pricing | T	0	199
Average YTD price ($/unit) | $ / Tonne	0	1.13
Gold [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sales awaiting final pricing | oz	16,152	15,528
Average YTD price ($/unit) | $ / OZ	1,522	1,279
Silver [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sales awaiting final pricing | oz	124,371	96,646
Average YTD price ($/unit) | $ / OZ	17.86	15.45